Financial Instruments And Risk Management (Schedule Of Gains Or Losses Related To Financial Instruments) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial Instruments And Risk Management [Abstract]
Interest income	€ 2,902	€ 1,221	€ 1,018
Interest expense	(13,497)	(15,677)	(8,556)
Accretion interest expense convertible notes at amortized value	(4,401)	(6,010)	(4,286)
Loss resulting from early extinguishment of debt	(824)	(3,609)	(1,759)
Revaluation conversion option	(4,378)	(19,037)
Losses Foreign currency exchange, net	7,040	(65)
Foreign currency translation effect	(18,052)	10,096	(1,427)
Addition to allowance for doubtful accounts receivable	€ (356)	€ (461)	€ (2,812)